CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 25,505,731	$ 12,146,854
Restricted cash	72,077	126,278
Accounts receivable, net of allowance for doubtful accounts	1,271,209	1,905,499
Notes receivable	0	276,062
Inventory	3,977,336	4,135,624
Held-for-sale assets	0	3,808,471
Prepaid advertising expenses	10,689	474,761
Other prepaid expenses and current assets	2,667,930	6,314,872
Deferred tax assets	588,493	1,076,154
Total current assets	34,093,465	30,264,575
Prepaid land use right, net	6,578,765	7,195,292
Property and equipment, net	13,885,079	16,615,300
Acquired intangible assets, net	575,273	876,970
Investments in affiliates	0	718,121
Available-for-sale securities	74,666,865	181,164,778
Convertible loan receivable	3,218,665	3,257,622
Other long-term assets	301,752	626,108
Total assets	133,319,864	240,718,766
Current liabilities:
Accounts payable	2,614,118	3,061,519
Accrued expenses and other current liabilities	9,132,166	11,855,695
Income taxes payable	3,665,757	2,091,559
Deferred revenue	380,526	548,066
Total current liabilities	15,792,567	17,556,839
Deferred tax liability	18,017,610	44,449,212
Total liabilities	33,810,177	62,006,051
Commitments and contingencies (Note 18)
Acorn International, Inc. shareholders’ equity:
Ordinary shares ($0.01 par value; 100,000,000 shares authorized 89,018,518 and 91,818,518 shares issued and 76,531,135 and 75,406,875 shares outstanding as of December 31, 2015 and 2016, respectively)	918,185	890,185
Additional paid-in capital	161,938,330	161,308,330
Accumulated deficits	(122,910,876)	(126,349,246)
Accumulated other comprehensive income	80,865,261	162,580,400
Treasury stock, at cost (12,487,383 and 16,411,643 shares as of December 31, 2015 and 2016, respectively)	(21,640,346)	(20,109,451)
Total Acorn International, Inc. shareholders’ equity	99,170,554	178,320,218
Noncontrolling interests	339,133	392,497
Total equity	99,509,687	178,712,715
Total liabilities and equity	133,319,864	240,718,766
Variable Interest Entity, Primary Beneficiary
Current assets:
Cash and cash equivalents	1,365,895	1,317,685
Restricted cash	72,077	126,278
Accounts receivable, net of allowance for doubtful accounts	404,057	721,713
Inventory	134,632	323,008
Held-for-sale assets	0	1,574,543
Other prepaid expenses and current assets	630,111	864,070
Deferred tax assets	401,808	401,492
Total current assets	3,008,580	5,328,789
Property and equipment, net	957,103	1,729,560
Total assets	3,965,683	7,058,349
Current liabilities:
Accounts payable	179,215	158,855
Accrued expenses and other current liabilities	1,061,350	1,847,559
Income taxes payable	401,808	411,732
Deferred revenue	380,526	532,764
Total liabilities	$ 2,022,899	$ 2,950,910